Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Notional Amounts and Fair Values of Derivative Financial Instruments

Derivative financial Assets	Underlying notional value	12/31/2024		12/31/2023
		Notional value (in thousands)	Fair value	Notional value (in thousands)	Fair value
Transactions of foreign currency contract without delivery of underlying asset	US dollars	82,701	2,500,969	113,653	28,621,262
Put options taken (1)	Argentine pesos	2,304,282,735	16,782,802

Total derivatives held for trading		2,304,365,436	19,283,771	113,653	28,621,262

(1)
Corresponds to the premium pending of accrual related to the options acquired by the Bank that give it the option to sell the underlying asset (government security) at a value determined by the applicable regulations of the BCRA. In this operation, the options can be exercised up to one day before the expiration of the underlying asset. Considering the terms and conditions of these put options established by the BCRA, they are considered “out of the money” with a fair value equal to zero.

Derivative financial Liabilities	Underlying notional value	12/31/2024		12/31/2023
		Notional value (in thousands)	Fair value	Notional value (in thousands)	Fair value
Transactions of foreign currency contract without delivery of underlying asset	US dollars	70,650	1,278,065	132,179	6,179,869
Put options taken	Argentine pesos	275,020	43,537

Total derivatives held for trading		345,670	1,321,602	132,179	6,179,869